UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-21539


                First Trust Senior Floating Rate Income Fund II
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          Exact Name of Registrant as Specified in Declaration of Trust


            120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
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 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
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  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
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               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end:   May 31
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             Date of reporting period: July 1, 2011 - June 30, 2012
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


Item 1.  Proxy Voting Record


MEETING DATE       COMPANY                                                                  TICKER         SECURITY ID
05/09/12           LyondellBasell Industries N.V.                                           LYB            B3SPXZ3

ITEM NUMBER        AGENDA ITEM                                                              MGMT REC       VOTE CAST     PROPONENT
1a                 Elect Robin Buchanan as Class II Director to the Supervisory Board       For            For           Mgmt
1b                 Elect Stephen F. Cooper as Class II Director to the Supervisory Board    For            For           Mgmt
1c                 Elect Robert G. Gwin as Class II Director to the Supervisory Board       For            For           Mgmt
1d                 Elect Marvin O. Schlanger as Class II Director to the Supervisory Board  For            For           Mgmt
2                  Approve Financial Statements and Statutory Reports                       For            For           Mgmt
3                  Approve Discharge of Management Board                                    For            For           Mgmt
4                  Approve Discharge of Supervisory Board                                   For            For           Mgmt
5                  Ratify PricewaterhouseCoopers as Auditors                                For            For           Mgmt
6                  Ratify PricewaterhouseCoopers as Auditors                                For            For           Mgmt
7                  Approve Remuneration of Supervisory Board                                For            Against       Mgmt
8                  Approve Dividends of USD 0.25 Per Share                                  For            For           Mgmt
9                  Approve Remuneration Report Containing Remuneration Policy for           For            For           Mgmt
                   Management Board Members
10                 Amend Omnibus Stock Plan                                                 For            For           Mgmt
11                 Approve Qualified Employee Stock Purchase Plan                           For            For           Mgmt

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
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By (Signature and Title)* /s/ Mark R. Bradley
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                          Mark R. Bradley, President


Date                      July 31, 2012
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* Print the name and title of each signing officer under his or her signature.